SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
VS MEDIA Holdings Limited [Member]
Place of incorporation	BVI
Attributable equity interest	100.00%
Registered/Issued capital	$ 20
VSM Holdings Limited [Member]
Place of incorporation	BVI
Attributable equity interest	100.00%
Registered/Issued capital	$ 1,774
VS MEDIA PTE. LTD. [Member]
Place of incorporation	Singapore
Attributable equity interest	100.00%
Registered/Issued capital	$ 1
VS Media Co Limited [Member]
Place of incorporation	BVI
Attributable equity interest	100.00%
Registered/Issued capital	$ 1,000
VS MEDIA LIMITED [Member]
Place of incorporation	HK SAR
Attributable equity interest	100.00%
Registered/Issued capital		[1]
VS Communication Limited [Member]
Place of incorporation	HK SAR
Attributable equity interest	100.00%
Registered/Issued capital		[1]
VS Media Limited [Member]
Place of incorporation	Taiwan
Attributable equity interest	100.00%
Registered/Issued capital	$ 198,288
Mlink Limited [Member]
Place of incorporation	Macau SAR
Attributable equity interest	100.00%
Registered/Issued capital	$ 64,103
Aurenza Group Limited [Member]
Place of incorporation	BVI
Attributable equity interest	100.00%
Registered/Issued capital		[1]

[1]	Less than $1